Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Company's Minimum Aggregate Rental Commitments Under all Non-cancelable Operating Leases
The Company’s minimum aggregate rental commitments under all non-cancelable operating leases as of December 31, 2017 are as follows (in thousands):

	Ground Leases	Office and Equipment Leases	Total
2018	$1,630	$1,527	$3,157
2019	1,646	1,532	3,178
2020	1,649	1,529	3,178
2021	1,655	1,532	3,187
2022	1,578	1,547	3,125
Thereafter	21,543	6,474	28,017
Total	$29,701	$14,141	$43,842